NOTE PAYABLE (Narrative) (Details) - USD ($)			12 Months Ended
	Sep. 16, 2022	Feb. 16, 2012	Dec. 31, 2025	Dec. 31, 2024	Nov. 01, 2024
Debt Instrument [Line Items]
Note payable			$ 0	$ 1,436,001
Accrued interest			$ 0	13,938
Secured notes payable [Member] | Space Florida [Member]
Debt Instrument [Line Items]
Loan principal amount		$ 1,436,001
Loan interest rate	3.00%	1.00%			3.00%
Loan collateral		The loan is secured by a DASH-7 aircraft engine with a book value of $0.
Loan interest rate in the event of default	8.00%
Frequency of periodic payment	monthly installments
Loan periodic payment	$ 13,866
Conversion of note payable (Shares)			404,312
Stock price			$ 3.59
Note payable			$ 1,436,001	1,436,001
Accrued interest			15,480	13,938
Interest expense			$ 41,081	$ 43,161